INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Abstract]
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 14 – INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The detail of the investments in associates and joint ventures is as follows:

	December 31, 2021		December 31, 2020
Associates	Ps.	1,170,435	Ps.	1,029,243
Joint ventures		2,394		79
Total	Ps.	1,172,829	Ps.	1,029,322

The following table shows the balances of each investment in associates and joint ventures as of December 31, 2021 and 2020, and Grupo Aval’s ownership interest percentage in those entities:

	December 31, 2021			December 31, 2020
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
Gas Natural de Lima y Callao S.A. - Cálidda	40%	Ps.	568,035	40%	Ps.	455,704
Gases del Caribe S.A. E.S.P.	31%		305,456	31%		293,631
Credibanco S.A.	25%		200,824	25%		200,636
A.C.H Colombia S.A.	34%		36,427	34%		22,811
Redeban Multicolor S.A.	20%		22,801	20%		23,635
Colombiana de Extrusión S.A. - Extrucol	30%		12,966	30%		11,718
Aerocali S.A.	50%		8,852	50%		1,844
Energía Eficiente S.A.	33%		4,307	39%		10,133
ADL Digital Lab S.A.S.	34%		4,014	34%		1,929
Servicios de Identidad Digital S.A.S.	33%		3,989	33%		4,905
Metrex S.A.	18%		2,166	18%		1,775
Concentra Inteligencia en Energía S.A.S.	24%		598	24%		522
		Ps.	1,170,435		Ps.	1,029,243

	December 31, 2021			December 31, 2020
	Ownership	Book		Ownership		Book
	interest	value		interest		value
Joint ventures
Renting Automayor S.A.S. (1)	50%		2,394	50%		—
Cfc Sk Capital S.A.S.	50%		—	50%		79
		Ps.	2,394		Ps.	79
(1)	Joint businesses executed by Grupo Aval’s subsidiaries with specific purposes wherein the joint business assumes no responsibilities for business results, not requiring significant equity resources from Grupo Aval.

All of our associates and joint ventures are domiciled in Colombia, with the exception of Gas Natural de Lima y Callao S.A. – Calidda which resides in Perú.

The main corporate purpose of Grupo Aval´s associates is described as follows:

	Associate	Corporate purpose
1	Gas Natural de Lima y Callao S.A. - Cálidda	Gas distribution
2	Gases del Caribe S.A. E.S.P.	Gas distribution
3	Credibanco S.A.	Payment processing
4	A.C.H Colombia S.A.	Automated clearing house
5	Redeban Multicolor S.A.	Payment processing
6	Colombiana de Extrusión S.A. - Extrucol	Networks and infrastructure
7	Aerocali S.A.	Projects in airport infrastructure
8	Energía Eficiente S.A.	Gas distribution
9	ADL Digital Lab S.A.S.	Technology or digital services
10	Servicios de Identidad Digital S.A.S.	Digital services
11	Metrex S.A.	Manufacturing and commercialization of industrial equipment
12	Concentra Inteligencia en Energía S.A.S.	Gas distribution

As of December 31, 2021, and 2020, Grupo Aval did not have contingent assets as income receivable that arose from any contractual difference with any concession, other than a tariff recognition. There were also no contingent liabilities for fines or sanctions imposed by the Government in the development of concession contracts for possible contractual breaches.

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended December 31, 2021, 2020 and 2019:

Associates

	December 31,		December 31,		December 31,
	2021		2020		2019
Balance at the beginning of the year	Ps.	1,029,243	Ps.	985,497	Ps.	975,032
Acquisitions		4,539		—		2,789
Participation in the profit or loss of the period		298,705		222,825		231,693
Participation in Other Comprehensive Income		(846)		13,059		(9,061)
Dividends received		(225,844)		(221,076)		(192,602)
Capitalization reductions		—		5,333		—
Sale of investments		—		—		(5,125)
Entity Liquidation		—		—		(4,956)
Allowance for Impairment		—		—		(225)
Reclassifications		—		(57)		—
Exchange difference		63,654		23,662		(12,048)
Realization of Other Comprehensive Income		1,059		—		—
Dilution effect		(75)		—		—
Year-end balance	Ps.	1,170,435	Ps.	1,029,243	Ps.	985,497

Joint ventures

	December 31,		December 31,		December 31,
	2021			2020	2019
Balance at the beginning of the year	Ps.	79	Ps.	2,465	Ps.	7,711
Participation in the period profit or loss		1,512		(2,663)		(2,067)
Dividends received		(70)		(51)		(3,310)
Exchange difference		873		328		131
Year-end balance	Ps.	2,394	Ps.	79	Ps.	2,465

The condensed financial information of the associates and joint ventures accounted for under the equity method is as follows:

Associates

At the time calculating the equity method, the year-end financial information of associates was not available. Therefore, the information of the immediately preceding month for the years 2021 and 2020 was used.

December 31, 2021

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	4,958,317	Ps.	3,554,154	Ps.	1,404,163	Ps.	2,754,051	Ps.	2,403,065	Ps.	350,986
Gases del Caribe S.A. E.S.P.		3,361,896		2,359,061		1,002,835		2,477,609		2,110,599		367,010
Credibanco S.A.		357,829		153,552		204,277		251,731		243,861		7,870
A.C.H Colombia S.A.		172,286		77,996		94,290		190,069		117,628		72,441
Redeban Multicolor S.A.		1,656,658		1,521,056		135,602		306,253		287,864		18,389
Colombiana de Extrusión S.A. - Extrucol		106,137		62,918		43,219		117,736		109,304		8,432
Aerocali S.A.		56,639		38,936		17,703		158,042		124,348		33,694
Energía Eficiente S.A.		94,128		67,732		26,396		258,315		262,310		(3,995)
ADL Digital Lab S.A.S.		35,441		23,634		11,807		36,328		30,196		6,132
Servicios de Identidad Digital S.A.S.		15,126		3,159		11,967		118		17,007		(16,889)
Metrex S.A.		35,347		23,312		12,035		45,352		43,179		2,173
Concentra Inteligencia en Energía S.A.S.		2,772		257		2,515		1,547		1,231		316
	Ps.	10,852,576	Ps.	7,885,767	Ps.	2,966,809	Ps.	6,597,151	Ps.	5,750,592	Ps.	846,559

December 31, 2020

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	3,995,219	Ps.	2,819,672	Ps.	1,175,547	Ps.	2,075,243	Ps.	1,819,121	Ps.	256,122
Gases del Caribe S.A. E.S.P.		3,139,758		2,172,442		967,316		2,258,914		1,899,868		359,046
Credibanco S.A.		344,039		143,612		200,427		252,500		234,732		17,768
A.C.H Colombia S.A.		127,457		59,985		67,472		143,394		97,311		46,083
Redeban Multicolor S.A.		733,691		616,704		116,987		241,961		237,953		4,008
Colombiana de Extrusión S.A. - Extrucol		69,520		30,460		39,060		68,994		64,284		4,710
Aerocali S.A.		43,968		40,280		3,688		60,105		81,712		(21,607)
Energía Eficiente S.A.		81,828		55,662		26,166		223,840		223,803		37
ADL Digital Lab S.A.S.		25,347		19,673		5,674		20,416		15,932		4,484
Servicios de Identidad Digital S.A.S.		16,745		2,030		14,715		198		8,538		(8,340)
Metrex S.A.		31,416		21,551		9,865		27,224		26,946		278
Concentra Inteligencia en Energía S.A.S.		2,751		560		2,191		1,689		2,374		(685)
	Ps.	8,611,739	Ps.	5,982,631	Ps.	2,629,108	Ps.	5,374,478	Ps.	4,712,574	Ps.	661,904

Joint Ventures

At the time calculating the equity method, the year-end financial information of joint ventures was not available. Therefore, the information of the immediately preceding month for the years 2021 and 2020 was used.

December 31, 2021

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Renting Automayor S.A.	Ps.	97,538	Ps.	92,390	Ps.	5,148	Ps.	20,513	Ps.	17,376	Ps.	3,137
Cfc Sk Capital S.A.S.		140		—		140		1		18		(17)
	Ps.	97,678	Ps.	92,390	Ps.	5,288	Ps.	20,514	Ps.	17,394	Ps	3,120

December 31, 2020

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Cfc Sk Capital S.A.S.	Ps.	160	Ps.	2	Ps.	158	Ps.	289	Ps.	527	Ps.	(238)
Cfc Sk El Dorado Latam Management Company Ltd.		—		—		—		—		4,384		(4,384)
Cfc Sk El Dorado Latam Capital Partners, Ltd.		—		—		—		—		700		(700)
	Ps.	160	Ps.	2	Ps.	158	Ps.	289	Ps.	5,611	Ps	(5,322)